Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	£ 4,953	£ 5,060
Differences on exchange	319	(203)
Additions	503	554
Reallocations	0	0
Depreciation	(539)	(505)
Impairment	(319)	(54)
Right-of-use assets - reassessments, modifications and terminations	(12)	(16)
Disposals	(18)	(20)
Net reclassifications as held-for-sale	254	27
Property, plant and equipment closing balance	4,867	4,953
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	8,971	9,104
Property, plant and equipment closing balance	9,506	8,971
Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	(4,018)	(4,044)
Property, plant and equipment closing balance	(4,639)	(4,018)
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	234	164
Freehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	1,033	1,074
Differences on exchange	68	(23)
Additions	0	0
Reallocations	44	44
Depreciation	(36)	(35)
Impairment	(62)	(4)
Right-of-use assets - reassessments, modifications and terminations	0	0
Disposals	(4)	(7)
Net reclassifications as held-for-sale	41	16
Property, plant and equipment closing balance	1,002	1,033
Freehold property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	1,421	1,518
Property, plant and equipment closing balance	1,475	1,421
Freehold property | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	(388)	(444)
Property, plant and equipment closing balance	(473)	(388)
Freehold property | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	0	0
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	477	483
Differences on exchange	30	(22)
Additions	0	1
Reallocations	21	51
Depreciation	(112)	(110)
Impairment	(39)	(2)
Right-of-use assets - reassessments, modifications and terminations	(16)	(11)
Disposals	(2)	(1)
Net reclassifications as held-for-sale	10	0
Property, plant and equipment closing balance	466	477
Leasehold property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	847	798
Property, plant and equipment closing balance	940	847
Leasehold property | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	(370)	(315)
Property, plant and equipment closing balance	(474)	(370)
Leasehold property | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	117	88
Plant, Equipment and Other Owned
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	2,620	2,632
Differences on exchange	164	(135)
Additions	32	45
Reallocations	374	441
Depreciation	(323)	(303)
Impairment	(210)	(37)
Right-of-use assets - reassessments, modifications and terminations	0	0
Disposals	(15)	(12)
Net reclassifications as held-for-sale	187	11
Property, plant and equipment closing balance	2,455	2,620
Plant, Equipment and Other Owned | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	5,750	5,807
Property, plant and equipment closing balance	5,962	5,750
Plant, Equipment and Other Owned | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	(3,130)	(3,175)
Property, plant and equipment closing balance	(3,507)	(3,130)
Plant, Equipment and Other Owned | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	0	0
Plant, Equipment and Other Leased
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	117	107
Differences on exchange	9	(5)
Additions	0	0
Reallocations	2	1
Depreciation	(68)	(57)
Impairment	(4)	0
Right-of-use assets - reassessments, modifications and terminations	4	(5)
Disposals	0	0
Net reclassifications as held-for-sale	0	0
Property, plant and equipment closing balance	177	117
Plant, Equipment and Other Leased | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	247	217
Property, plant and equipment closing balance	362	247
Plant, Equipment and Other Leased | Accumulated depreciation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	(130)	(110)
Property, plant and equipment closing balance	(185)	(130)
Plant, Equipment and Other Leased | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	117	76
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	706	764
Differences on exchange	48	(18)
Additions	471	508
Reallocations	(441)	(537)
Depreciation	0	0
Impairment	(4)	(11)
Right-of-use assets - reassessments, modifications and terminations	0	0
Disposals	(3)	0
Net reclassifications as held-for-sale	16	0
Property, plant and equipment closing balance	767	706
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	706	764
Property, plant and equipment closing balance	767	706
Assets in the Course of Construction | Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Additions	£ 0	£ 0